Equity Transactions (Details Narrative) - USD ($)					1 Months Ended		2 Months Ended	12 Months Ended		22 Months Ended
	Oct. 12, 2018	Oct. 09, 2018	Oct. 05, 2018	Sep. 06, 2017	Jun. 28, 2018	Mar. 30, 2015	Sep. 05, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	May 09, 2019	Jan. 29, 2019	Sep. 30, 2017
Treasury stock outstanding								228,128	0	228,128
Treasury stock outstanding									0
Deferred offering costs									$ 159,000
Exercise price								$ 535.12		$ 535.12	$ 535.12
Series B [Member]
Common stock shares issued
Series B Preferred Stock [Member]
Common stock shares issued	750	1,250	2,780
Common Class A [Member]
Common Stock, par value (in dollars per share)								$ .0001	$ .0001	$ .0001
Common Stock, shares outstanding (in shares)								202,403,705	163,103,927	202,403,705
Common Class B [Member]
Common Stock, par value (in dollars per share)								$ .0001	$ .0001	$ .0001
Common Stock, shares outstanding (in shares)								909,090	0	909,090
Mr. Ehrlich [Member]
Amount of debt extinguished												$ 100,000
Mr. Ehrlich [Member] | Common Class B [Member]
Common stock shares issued upon extinguishment of debt												909,090
Leo Ehrlich [Member] | Common Class B [Member]
Common stock shares issued upon extinguishment of debt												909,090
Amount of debt extinguished												$ 100,000
Exercise price												$ 0.11
Aspire Capital Fund LLC [Member] | 30 Million Common Stock Purchase Agreement [Member] | Common Class A [Member]
Deferred offering costs								$ 159,000		$ 159,000
Common stock shares issued				300,000		160,000
Commitment fee recorded to additional paid in capital									$ 55,000
Term of the purchase agreement				36 months		36 months
Common stock shares sold							2,600,000			16,700,000
Proceeds from issuance of common stock							$ 2,100,000			$ 7,700,000
Value of common stock shares issuable under agreement				$ 30,000,000		$ 30,000,000
Amortization of commitment fee, Amount amortized				$ 215,000		$ 499,000
Description for satisfaction of trading price condition				the trading price for the Company’s common stock has not satisfied the minimum $0.25 price condition under the purchase agreement and no sales may occur thereunder
Aspire Capital Fund LLC [Member] | Securities Purchase Agreement [Member]
Allocation of commitment fee description								The commitment fee of $2.7 million was allocated to the $2 million offering first based on historical price discounts that Aspire Capital has received, and the balance of the commitment fee was allocated to the $5 million of potential future milestone funding from Aspire Capital. The portion of the commitment fee allocated to the $2 million of initial proceeds was approximately $0.5 million and was effectively netted against the $2 million of initial proceeds, resulting in a discounted purchase price of $0.29 per share. The remaining $2.2 million of the commitment fee was allocated to the future milestone funding and was fully expensed under Other Expenses as of June 30, 2018
Aspire Capital Fund LLC [Member] | Securities Purchase Agreement [Member] | Stock And Warrant [Member]
Exercise price					$ 0.38
Common stock shares issued					8,000,000
Commitment fee recorded to additional paid in capital					$ 5,000,000
Common stock shares reserve for future issuance					2,736,842
Aspire Capital Fund LLC [Member] | Securities Purchase Agreement [Member] | Common Class A [Member]
Common stock shares sold					5,263,158
Proceeds from issuance of common stock					$ 2,000,000
Aspire Capital Fund LLC [Member] | New 30 Million Common Stock Purchase Agreement [Member] | Common Class A [Member]
Deferred offering costs													$ 227,000